Payden Absolute Return Bond Fund

Schedule of Investments - July 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (30%)
282,250	Allegro CLO III Ltd. 144A, (3 mo. LIBOR USD + 0.840%), 1.08%, 7/25/27 (a)(b)	$279
600,000	Allegro CLO II-S Ltd. 144A, (3 mo. LIBOR USD + 1.080%), 1.35%, 10/21/28 (a)(b)	591
1,600,000	ALM XVI Ltd./ALM XVI LLC 144A, (3 mo. LIBOR USD + 1.500%), 1.78%, 7/15/27 (a)(b)	1,566
4,350,000	ALM XVII Ltd. 144A, (3 mo. LIBOR USD + 0.930%), 1.21%, 1/15/28 (a)(b)	4,310
1,600,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 0.930%), 1.20%, 7/18/27 (a)(b)	1,583
650,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%), 2.72%, 7/18/27 (a)(b)	602
700,000	Apres Static CLO Ltd. 144A, (3 mo. LIBOR USD + 1.750%), 2.03%, 1/15/27 (a)(b)	689
3,000,000	Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 1.67%, 5/15/37 (a)(b)	2,877
1,700,000	Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.700%), 1.87%, 5/15/37 (a)(b)	1,653
1,500,000	Arbor Realty Commercial Real Estate Notes 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.750%), 1.92%, 9/15/34 (a)(b)	1,279
2,200,000	Arbys Funding LLC 144A, 3.24%, 7/30/50 (b)	2,240
1,700,000	Atlas Senior Loan Fund Ltd. 144A, (3 mo. LIBOR USD + 1.300%), 1.57%, 1/16/30 (a)(b)	1,679
2,350,000	Avery Point VI CLO Ltd. 144A, (3 mo. LIBOR USD + 1.050%), 1.59%, 8/05/27 (a)(b)	2,332
576,909	Barings BDC Static CLO Ltd. 2019-1 144A, (3 mo. LIBOR USD + 1.020%), 1.30%, 4/15/27 (a)(b)	573
1,500,000	Barings BDC Static CLO Ltd. 2019-1 144A, (3 mo. LIBOR USD + 1.650%), 1.93%, 4/15/27 (a)(b)	1,474
370,000	Barings CLO Ltd. 2016-II 144A, (3 mo. LIBOR USD + 3.250%), 3.52%, 7/20/28 (a)(b)	356
300,000	BDS 2019-FL3 Ltd. 144A, (1 mo. LIBOR USD + 1.400%), 1.58%, 12/15/35 (a)(b)	296
1,450,000	BDS 2019-FL3 Ltd. 144A, (1 mo. LIBOR USD + 2.700%), 2.88%, 12/15/35 (a)(b)	1,361
2,200,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 1.34%, 2/16/37 (a)(b)	2,142
2,350,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD + 1.350%), 1.54%, 2/16/37 (a)(b)	2,273
2,100,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD + 1.800%), 1.99%, 2/16/37 (a)(b)	2,010
450,000	Blackrock European CLO III DAC 144A, (3 mo. EURIBOR + 0.850%), 0.85%, 4/15/30 EUR (a)(b)(c)	527
1,300,000	Blackrock European CLO V DAC, (3 mo. EURIBOR + 1.100%), 1.10%, 7/16/31 EUR (a)(c)(d)	1,498

Principal or Shares	Security Description	Value (000)
2,019,332	BlueMountain CLO 2013-1 Ltd. 144A, (3 mo. LIBOR USD + 1.230%), 1.50%, 1/20/29 (a)(b)	$2,007
3,300,000	Bosphorus CLO V DAC 144A, (3 mo. EURIBOR + 1.010%), 1.01%, 12/12/32 EUR (a)(b)(c)	3,841
600,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 1.47%, 9/15/35 (a)(b)	580
450,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.600%), 1.77%, 9/15/35 (a)(b)	410
400,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.100%), 2.27%, 9/15/35 (a)(b)	356
350,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.750%), 2.92%, 9/15/35 (a)(b)	306
1,925,000	Carlyle C17 CLO Ltd. 144A, (3 mo. LIBOR USD + 2.800%), 3.07%, 4/30/31 (a)(b)	1,755
417,019	Carlyle Global Market Strategies Euro CLO 2015-2 DAC 144A, (3 mo. EURIBOR + 0.730%), 0.73%, 9/21/29 EUR (a)(b)(c)	486
1,722,986	CARS-DB4 LP 144A, 2.69%, 2/15/50 (b)	1,758
1,200,000	CARS-DB4 LP 144A, 3.19%, 2/15/50 (b)	1,214
2,800,000	CARS-DB4 LP 144A, 4.17%, 2/15/50 (b)	2,758
1,000,000	CARS-DB4 LP 144A, 4.52%, 2/15/50 (b)	978
970,000	CARS-DB4 LP 144A, 4.95%, 2/15/50 (b)	942
1,410,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR USD + 1.230%), 1.54%, 6/09/30 (a)(b)	1,399
1,950,000	Cedar Funding VI CLO Ltd. 144A, (3 mo. LIBOR USD + 1.090%), 1.36%, 10/20/28 (a)(b)	1,931
500,000	Cedar Funding VI CLO Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 1.87%, 10/20/28 (a)(b)	488
350,000	CIFC Funding 2013-III-R Ltd. 144A, (3 mo. LIBOR USD + 2.900%), 3.16%, 4/24/31 (a)(b)	325
5,660,000	CIFC Funding 2014-II-R Ltd. 144A, (3 mo. LIBOR USD + 1.050%), 1.31%, 4/24/30 (a)(b)	5,564
2,294,962	CIFC Funding 2015-V Ltd. 144A, (3 mo. LIBOR USD + 0.860%), 1.10%, 10/25/27 (a)(b)	2,264
700,000	CIFC Funding 2015-V Ltd. 144A, (3 mo. LIBOR USD + 2.950%), 3.19%, 10/25/27 (a)(b)	659
1,100,000	Clarinda Park CLO DAC 144A, (3 mo. EURIBOR + 0.900%), 0.90%, 11/15/29 EUR (a)(b)(c)	1,286
1,450,000	Clarinda Park CLO DAC 144A, (3 mo. EURIBOR + 1.600%), 1.60%, 11/15/29 EUR (a)(b)(c)	1,678
250,000	Columbia Cent CLO 27 Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 1.84%, 10/25/28 (a)(b)	241
904,656	CoreVest American Finance 2018-2 Trust 144A, 4.03%, 11/15/52 (b)	949
342,385	Countrywide Asset-Backed Certificates, 4.54%, 10/25/46 (e)	340
300,000	CVC Cordatus Loan Fund III DAV 144A, (3 mo. EURIBOR + 2.550%), 2.55%, 8/15/32 EUR (a)(b)(c)	328
1,661,750	DB Master Finance LLC 144A, 3.63%, 11/20/47 (b)	1,718
694,750	DB Master Finance LLC 144A, 3.79%, 5/20/49 (b)	724

1	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
2,198,823	Domino’s Pizza Master Issuer LLC 144A, 3.08%, 7/25/47 (b)	$2,223
1,200,000	Drive Auto Receivables Trust 2018-1, 3.81%, 5/15/24	1,227
3,700,000	Drive Auto Receivables Trust 2019-2, 3.69%, 8/17/26	3,830
1,000,000	Drive Auto Receivables Trust 2019-3, 3.18%, 10/15/26	1,027
1,600,000	Drive Auto Receivables Trust 2020-2, 2.28%, 8/17/26	1,643
750,000	Driven Brands Funding LLC 144A, 3.79%, 7/20/50 (b)	783
1,083,500	Driven Brands Funding LLC 144A, 4.64%, 4/20/49 (b)	1,166
885,825	Driven Brands Funding LLC 144A, 5.22%, 7/20/45 (b)	928
1,650,000	Dryden 36 Senior Loan Fund 144A, (3 mo. LIBOR USD + 1.750%), 2.03%, 4/15/29 (a)(b)	1,619
650,000	Dryden 39 Euro CLO 2015 BV 144A, (3 mo. EURIBOR + 0.870%), 0.87%, 10/15/31 EUR (a)(b)(c)	757
945,000	First Investors Auto Owner Trust 2019-1 144A, 3.55%, 4/15/25 (b)	969
2,000,000	First Investors Auto Owner Trust 2019-2 144A, 2.80%, 12/15/25 (b)	2,019
1,210,873	Galaxy XXIX CLO Ltd. 144A, (3 mo. LIBOR USD + 0.790%), 1.18%, 11/15/26 (a)(b)	1,196
500,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 1.48%, 2/22/36 (a)(b)	492
600,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.600%), 1.78%, 2/22/36 (a)(b)	586
800,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.900%), 2.08%, 2/22/36 (a)(b)	775
1,700,000	Grand Avenue CRE 2019-FL1 144A, (1 mo. LIBOR USD + 1.500%), 1.67%, 6/15/37 (a)(b)	1,668
2,800,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%), 1.72%, 9/15/28 (a)(b)	2,670
250,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.150%), 2.32%, 9/15/28 (a)(b)	234
2,450,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.650%), 2.82%, 9/15/28 (a)(b)	2,289
2,100,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.180%), 1.35%, 9/15/37 (a)(b)	2,044
2,300,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 2.400%), 2.57%, 9/15/37 (a)(b)	2,101
2,000,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 2.750%), 2.92%, 9/15/37 (a)(b)	1,733
2,300,000	Greywolf CLO IV Ltd. 144A, (3 mo. LIBOR USD + 1.950%), 2.22%, 4/17/30 (a)(b)	2,295

Principal or Shares	Security Description	Value (000)
1,000,000	Grippen Park CLO Ltd. 144A, (3 mo. LIBOR USD + 1.650%), 1.92%, 1/20/30 (a)(b)	$978
500,000	Halcyon Loan Advisors Funding 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 1.650%), 1.89%, 7/25/27 (a)(b)	485
2,300,000	Henley CLO I DAC 144A, (3 mo. EURIBOR + 1.140%), 1.14%, 7/15/32 EUR (a)(b)(c)	2,678
1,300,000	Henley CLO I DAC 144A, (3 mo. EURIBOR + 1.800%), 1.80%, 7/15/32 EUR (a)(b)(c)	1,536
863,046	Hunt CRE 2017-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.000%), 1.17%, 8/15/34 (a)(b)	843
250,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.080%), 1.25%, 8/15/28 (a)(b)	246
450,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 2.350%), 2.52%, 8/15/28 (a)(b)	434
2,400,000	ICG U.S. CLO 2015-2R Ltd. 144A, (3 mo. LIBOR USD + 1.370%), 1.64%, 1/16/33 (a)(b)	2,324
400,000	ICG U.S. CLO 2017-1 Ltd. 144A, (3 mo. LIBOR USD + 1.650%), 1.90%, 4/28/29 (a)(b)	390
601,483	Invitation Homes 2018-SFR3 Trust 144A, (1 mo. LIBOR USD + 1.000%), 1.18%, 7/17/37 (a)(b)	599
121,682	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 0.950%), 1.22%, 4/21/25 (a)(b)	121
250,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 1.450%), 1.72%, 4/21/25 (a)(b)	246
550,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 1.28%, 6/15/36 (a)(b)	544
300,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.350%), 1.53%, 6/15/36 (a)(b)	294
200,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.600%), 1.78%, 6/15/36 (a)(b)	193
200,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 2.000%), 2.18%, 6/15/36 (a)(b)	191
1,500,000	LCM XVIII LP 144A, (3 mo. LIBOR USD + 1.240%), 1.52%, 7/15/27 (a)(b)	1,491
950,000	LCM XVIII LP 144A, (3 mo. LIBOR USD + 1.750%), 2.03%, 7/15/27 (a)(b)	936
750,000	LCM XX LP 144A, (3 mo. LIBOR USD + 1.040%), 1.31%, 10/20/27 (a)(b)	744
800,000	LMREC 2019-CRE3 Inc. 144A, (1 mo. LIBOR USD + 1.400%), 1.58%, 12/22/35 (a)(b)	785
1,073,366	LoanCore 2018-CRE1 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.130%), 1.30%, 5/15/28 (a)(b)	1,063
1,300,000	LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 1.67%, 5/15/36 (a)(b)	1,265
755,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 0.950%), 1.22%, 4/19/30 (a)(b)	742
1,340,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 2.850%), 3.12%, 4/19/30 (a)(b)	1,226
3,250,000	Magnetite VII Ltd. 144A, (3 mo. LIBOR USD + 0.800%), 1.08%, 1/15/28 (a)(b)	3,198
961,988	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 1.33%, 6/15/28 (a)(b)	949

2

Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)
150,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%), 1.73%, 6/15/28 (a)(b)	$147
663,894	Neuberger Berman CLO XVI-S Ltd. 144A, (3 mo. LIBOR USD + 0.850%), 1.13%, 1/15/28 (a)(b)	659
3,500,000	Neuberger Berman Loan Advisers CLO 24 Ltd. 144A, (3 mo. LIBOR USD + 1.020%), 1.29%, 4/19/30 (a)(b)	3,436
1,000,000	NLY Commercial Mortgage Trust 144A, (1 mo. LIBOR USD + 1.600%), 1.77%, 2/15/36 (a)(b)	956
4,448,627	NP SPE II LLC 144A, 2.86%, 11/19/49 (b)	4,454
2,200,000	Oaktree CLO 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 2.000%), 2.34%, 7/15/29 (a)(b)	2,204
2,350,000	OCP CLO 2013-4 Ltd. 144A, (3 mo. LIBOR USD + 1.450%), 1.71%, 4/24/29 (a)(b)	2,277
400,000	OCP CLO 2014-5 Ltd. 144A, (3 mo. LIBOR USD + 2.900%), 3.14%, 4/26/31 (a)(b)	366
248,931	Octagon Investment Partners 25 Ltd. 144A, (3 mo. LIBOR USD + 0.800%), 1.07%, 10/20/26 (a)(b)	247
707,849	Octagon Investment Partners XXIII Ltd. 144A, (3 mo. LIBOR USD + 0.850%), 1.13%, 7/15/27 (a)(b)	700
1,100,000	OneMain Financial Issuance Trust 2019-1 144A, 4.22%, 2/14/31 (b)	1,098
2,172,225	OZLM VII Ltd. 144A, (3 mo. LIBOR USD + 1.010%), 1.28%, 7/17/29 (a)(b)	2,120
450,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 1.87%, 4/30/27 (a)(b)	437
1,400,000	OZLME BV, (3 mo. EURIBOR + 2.350%), 2.35%, 1/18/30 EUR (a)(c)(d)	1,619
1,950,000	Palmer Square CLO 2015-1 Ltd. 144A, (3 mo. LIBOR USD + 1.650%), 2.02%, 5/21/29 (a)(b)	1,912
3,150,000	Palmer Square CLO 2015-1 Ltd. 144A, (3 mo. LIBOR USD + 3.150%), 3.52%, 5/21/29 (a)(b)	2,983
2,250,000	Palmer Square Loan Funding 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 1.350%), 1.73%, 2/20/28 (a)(b)	2,180
2,900,000	Palmer Square Loan Funding 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 2.500%), 2.88%, 2/20/28 (a)(b)	2,725
2,100,000	Pikes Peak CLO 6 144A, (3 mo. LIBOR USD + 4.040%), 4.44%, 8/18/30 (a)(b)	2,124
746,700	Planet Fitness Master Issuer LLC 144A, 4.26%, 9/05/48 (b)	750
1,965,000	Planet Fitness Master Issuer LLC 144A, 4.67%, 9/05/48 (b)	1,976
400,000	Progress Residential 2018-SFR3 Trust 144A, 4.08%, 10/17/35 (b)	413
1,250,000	Progress Residential 2019-SFR2 Trust 144A, 3.79%, 5/17/36 (b)	1,291
2,350,000	Progress Residential 2019-SFR4 Trust 144A, 2.94%, 10/17/36 (b)	2,439
1,800,000	Providus CLO IV DAC 144A, (3 mo. EURIBOR + 1.450%), 1.45%, 7/20/31 EUR (a)(b)(c)	2,154
1,850,000	Regatta Funding LP 2013-2A 144A, (3 mo. LIBOR USD + 1.250%), 1.53%, 1/15/29 (a)(b)	1,833

Principal or Shares	Security Description	Value (000)
1,500,000	Regatta Funding LP 2013-2A 144A, (3 mo. LIBOR USD + 1.850%), 2.13%, 1/15/29 (a)(b)	$1,478
850,000	Regatta VII Funding Ltd. 144A, (3 mo. LIBOR USD + 1.060%), 1.37%, 12/20/28 (a)(b)	836
300,000	Regatta VII Funding Ltd. 144A, (3 mo. LIBOR USD + 2.000%), 2.31%, 12/20/28 (a)(b)	292
2,250,000	RR 6 Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 1.88%, 4/15/30 (a)(b)	2,223
1,200,000	Santander Drive Auto Receivables Trust 2019-2, 3.22%, 7/15/25	1,236
421,984	Shackleton 2015-VIII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.920%), 1.19%, 10/20/27 (a)(b)	417
2,950,000	St Paul’s CLO IX DAC, (3 mo. EURIBOR + 0.820%), 0.82%, 11/15/30 EUR (a)(c)(d)	3,434
3,450,000	St Paul’s CLO XII DAC 144A, (3 mo. EURIBOR + 0.920%), 0.92%, 4/15/33 EUR (a)(b)(c)	3,985
547,782	Starwood Waypoint Homes 2017-1 Trust 144A, (1 mo. LIBOR USD + 0.950%), 1.12%, 1/17/35 (a)(b)	546
1,700,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.080%), 1.25%, 7/15/38 (a)(b)	1,668
2,904,834	Symphony CLO XIV Ltd. 144A, (3 mo. LIBOR USD + 0.950%), 1.22%, 7/14/26 (a)(b)	2,881
2,037,274	Symphony CLO XVII Ltd. 144A, (3 mo. LIBOR USD + 0.880%), 1.16%, 4/15/28 (a)(b)	2,017
500,000	Symphony CLO XVII Ltd., (3 mo. LIBOR USD + 2.650%), 2.93%, 4/15/28 (a)(d)	469
450,000	Symphony CLO XVII Ltd. 144A, (3 mo. LIBOR USD + 2.650%), 2.93%, 4/15/28 (a)(b)	423
3,349,000	Taco Bell Funding LLC 144A, 4.32%, 11/25/48 (b)	3,471
180,111	Thacher Park CLO Ltd. 144A, (3 mo. LIBOR USD + 1.160%), 1.43%, 10/20/26 (a)(b)	180
173,659	THL Credit Wind River 2015-2 CLO Ltd. 144A, (3 mo. LIBOR USD + 0.870%), 1.15%, 10/15/27 (a)(b)	172
1,000,000	TPG Real Estate Finance 2018-FL2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.130%), 1.31%, 11/15/37 (a)(b)	986
250,000	TPG Real Estate Finance 2018-FL2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.300%), 2.48%, 11/15/37 (a)(b)	235
900,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD + 0.890%), 1.17%, 4/15/29 (a)(b)	887
1,600,000	VB-S1 Issuer LLC 144A, 3.03%, 6/15/50 (b)	1,657
738,923	Venture XVII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.880%), 1.16%, 4/15/27 (a)(b)	729
2,300,000	Venture XXIV CLO Ltd. 144A, (3 mo. LIBOR USD + 1.180%), 1.45%, 10/20/28 (a)(b)	2,277
2,800,000	Voya CLO 2019-1 Ltd. 144A, (3 mo. LIBOR USD + 1.060%), 1.34%, 4/15/31 (a)(b)	2,750
2,437,500	Wendy’s Funding LLC 144A, 3.57%, 3/15/48 (b)	2,534
882,000	Wendy’s Funding LLC 144A, 3.78%, 6/15/49 (b)	946

3	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
550,000	Westlake Automobile Receivables Trust 2018-3 144A, 4.00%, 10/16/23 (b)	$567
4,600,000	Westlake Automobile Receivables Trust 2019-1 144A, 3.67%, 3/15/24 (b)	4,752
3,400,000	Westlake Automobile Receivables Trust 2019-3 144A, 2.72%, 11/15/24 (b)	3,452
4,800,000	Westlake Automobile Receivables Trust 2020-1 144A, 2.80%, 6/16/25 (b)	4,831
1,600,000	Westlake Automobile Receivables Trust 2020-2 144A, 2.76%, 1/15/26 (b)	1,631
841,500	Wingstop Funding 2018-1 LLC 144A, 4.97%, 12/05/48 (b)	868

Total Asset Backed (Cost - $232,140)		230,580

Bank Loans(f) (2%)
1,691,500	1011778 BC ULC Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.91%, 11/19/26	1,627
660,918	Axalta Coating Systems U.S. Holdings Inc. Term Loan B3 1L, (LIBOR USD 3-Month + 1.750%), 2.06%, 6/01/24	648
1,989,822	Beacon Roofing Supply Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%), 2.41%, 1/02/25	1,937
1,056,147	Charter Communications Operating LLC Term Loan B2 1L, (LIBOR USD 1-Month + 1.750%), 1.92%, 2/01/27	1,033
1,300,000	Elanco Animal Health Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.75%, 2/04/27	1,271
900,000	Froneri Lux FinCo SARL Term Loan B 1L, (3 mo. EURIBOR + 2.625%), 2.63%, 1/31/27 EUR (c)	1,029
1,989,975	HCA Inc. Term Loan B13 1L, (LIBOR USD 1-Month + 1.750%), 1.91%, 3/18/26	1,967
96,000	Hilton Worldwide Finance LLC Term Loan B2 1L, (LIBOR USD 1-Month + 1.750%), 1.92%, 6/21/26	92
1,800,000	T-Mobile USA Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 3.16%, 4/01/27	1,809
1,289,922	U.S. Foods Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.91%, 6/27/23	1,227
1,960,000	WMG Acquisition Corp. Term Loan F 1L, (LIBOR USD 1-Month + 2.125%), 2.29%, 11/01/23	1,929
1,728,015	Wyndham Hotels & Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.91%, 5/30/25	1,652

Total Bank Loans (Cost - $16,463)		16,221

Corporate Bond (28%)
2,150,000	AbbVie Inc. 144A, 2.60%, 11/21/24 (b)	2,301
978,000	Abbvie Inc., 4.88%, 2/15/21	990
1,000,000	AbbVie Inc. 144A, 5.00%, 12/15/21 (b)	1,048
850,000	ACI Worldwide Inc. 144A, 5.75%, 8/15/26 (b)	889
2,230,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (b)	2,361
450,000	ADCB Finance Cayman Ltd., 4.00%, 3/29/23 (d)	476
1,100,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 5/15/21	1,122

Principal or Shares	Security Description	Value (000)
430,000	Alcoa Nederland Holding BV 144A, 6.75%, 9/30/24 (b)	$450
500,000	Allison Transmission Inc. 144A, 5.88%, 6/01/29 (b)	553
1,100,000	ams AG 144A, 6.00%, 7/31/25 EUR (b)(c)	1,316
1,900,000	Anheuser-Busch InBev Worldwide Inc., 4.15%, 1/23/25	2,169
1,000,000	Anthem Inc., 2.95%, 12/01/22	1,055
1,000,000	ANZ New Zealand Int’l Ltd. 144A, 3.40%, 3/19/24 (b)	1,089
680,000	Apple Inc., 3.45%, 5/06/24	755
1,150,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23 (b)	1,249
3,050,000	AT&T Inc., 0.25%, 3/04/26 EUR (c)	3,551
1,500,000	AT&T Inc., 2.30%, 6/01/27	1,591
2,000,000	AT&T Inc., 4.13%, 2/17/26	2,305
270,000	Athene Global Funding 144A, 4.00%, 1/25/22 (b)	281
800,000	Aviation Capital Group LLC 144A, (3 mo. LIBOR USD + 0.950%), 1.30%, 6/01/21 (a)(b)	775
880,000	Avolon Holdings Funding Ltd. 144A, 3.63%, 5/01/22 (b)	844
2,200,000	Banco Bradesco SA 144A, 2.85%, 1/27/23 (b)	2,212
1,600,000	Banco Bradesco SA 144A, 3.20%, 1/27/25 (b)	1,623
690,000	Banco de Credito del Peru 144A, 2.70%, 1/11/25 (b)	707
1,060,000	Banco Internacional del Peru SAA Interbank 144A, 3.25%, 10/04/26 (b)	1,090
1,200,000	Banco Santander SA, 2.71%, 6/27/24	1,281
2,900,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.150%), 1.32%, 6/19/26 (a)	2,939
440,000	Bank of America Corp., (3 mo. LIBOR USD + 1.160%), 3.12%, 1/20/23 (a)	456
1,000,000	Bausch Health Cos. Inc. 144A, 5.50%, 11/01/25 (b)	1,039
1,200,000	Bayer U.S. Finance II LLC 144A, 3.88%, 12/15/23 (b)	1,314
1,300,000	Becton Dickinson Euro Finance Sarl, 0.63%, 6/04/23 EUR (c)	1,538
2,550,000	BPCE SA 144A, 2.38%, 1/14/25 (b)	2,673
1,400,000	Bristol-Myers Squibb Co., 2.90%, 7/26/24	1,526
1,700,000	CaixaBank SA, 1.75%, 10/24/23 EUR (c)(d)	2,079
240,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.00%, 3/01/23 (b)	244
1,055,000	CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	1,187
1,000,000	Centene Corp., 3.38%, 2/15/30	1,060
480,000	Centene Corp., 4.75%, 5/15/22	489
600,000	CenterPoint Energy Inc., 2.50%, 9/01/24	641
550,000	CenterPoint Energy Inc., 3.60%, 11/01/21	571
1,500,000	CenturyLink Inc., 5.80%, 3/15/22	1,575
1,800,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 7/23/22	1,919
320,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/01/24	355

4

Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)
900,000	Chubb INA Holdings Inc., 0.30%, 12/15/24 EUR (c)	$1,061
860,000	Cigna Corp., 3.40%, 9/17/21	889
987,000	Cigna Corp., 3.75%, 7/15/23	1,076
2,300,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.667%), 1.68%, 5/15/24 (a)	2,368
1,800,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 0.867%), 2.31%, 11/04/22 (a)	1,839
750,000	Citigroup Inc., 2.70%, 10/27/22	785
300,000	Citigroup Inc., 2.75%, 4/25/22	311
1,200,000	Citigroup Inc., 2.90%, 12/08/21	1,238
345,000	Comcast Corp., 3.00%, 2/01/24	374
1,200,000	Comcast Corp., 3.10%, 4/01/25	1,332
2,150,000	Comcast Corp., 3.70%, 4/15/24	2,395
210,000	Covanta Holding Corp., 5.88%, 3/01/24	216
695,000	Credit Suisse Group AG 144A, (U.S. Secured Overnight Financing Rate + 1.560%), 2.59%, 9/11/25 (a)(b)	729
1,600,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	1,701
550,000	CSC Holdings LLC, 6.75%, 11/15/21	585
560,000	CVS Health Corp., 3.70%, 3/09/23	603
1,200,000	Danaher Corp., 1.70%, 3/30/24 EUR (c)	1,492
538,000	Dell International LLC/EMC Corp. 144A, 4.42%, 6/15/21 (b)	553
750,000	DH Europe Finance II Sarl, 0.20%, 3/18/26 EUR (c)	881
650,000	Dollar Tree Inc., 3.70%, 5/15/23	700
1,350,000	Dominion Energy Inc., 2.72%, 8/15/21	1,379
395,000	DTE Energy Co., 2.53%, 10/01/24	421
706,000	Encompass Health Corp., 5.75%, 11/01/24	715
1,500,000	Enel Finance International NV 144A, 4.63%, 9/14/25 (b)	1,736
205,000	Energy Transfer Operating LP, 3.60%, 2/01/23	211
250,000	Energy Transfer Operating LP, 4.20%, 9/15/23	265
325,000	Energy Transfer Operating LP, 4.25%, 3/15/23	340
1,400,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	1,479
2,245,000	EQM Midstream Partners LP, 4.75%, 7/15/23	2,283
1,100,000	Equinix Inc., 1.25%, 7/15/25	1,110
500,000	Equinix Inc., 1.80%, 7/15/27	516
2,000,000	Fidelity National Information Services Inc., 0.75%, 5/21/23 EUR (c)	2,401
1,800,000	Fiserv Inc., 2.75%, 7/01/24	1,946
1,600,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (b)	1,794
800,000	Ford Motor Co., 8.50%, 4/21/23	889
1,350,000	Ford Motor Credit Co. LLC, 3.09%, 1/09/23	1,347
1,400,000	Ford Motor Credit Co. LLC, 3.34%, 3/18/21	1,405
700,000	Ford Motor Credit Co. LLC, 3.35%, 11/01/22	705
1,600,000	FS KKR Capital Corp. II 144A, 4.25%, 2/14/25 (b)	1,454
900,000	General Motors Co., 5.40%, 10/02/23	993
1,000,000	General Motors Co., 6.13%, 10/01/25	1,170
1,950,000	General Motors Financial Co. Inc., 2.90%, 2/26/25	2,020

Principal or Shares	Security Description	Value (000)
1,350,000	General Motors Financial Co. Inc., 3.55%, 7/08/22	$1,402
700,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 0.821%), 2.88%, 10/31/22 (a)	719
1,700,000	Goldman Sachs Group Inc., 3.50%, 4/01/25	1,886
600,000	Goldman Sachs Group Inc., 3.63%, 2/20/24	658
581,000	Goldman Sachs Group Inc., 5.75%, 1/24/22	625
1,000,000	Grifols SA 144A, 1.63%, 2/15/25 EUR (b)(c)	1,161
450,000	Honeywell International Inc., 0.00%, 3/10/24
	EUR (c)	528
200,000	HSBC Holdings PLC, (3 mo. LIBOR USD + 1.055%), 3.26%, 3/13/23 (a)	208
900,000	Humana Inc., 2.90%, 12/15/22	948
1,600,000	Indonesia Asahan Aluminium Persero PT 144A, 4.75%, 5/15/25 (b)	1,762
1,800,000	Indonesia Asahan Aluminium Persero PT 144A, 5.23%, 11/15/21 (b)	1,892
1,300,000	Indonesia Asahan Aluminium Persero PT 144A, 5.71%, 11/15/23 (b)	1,443
330,000	ING Groep NV, 4.10%, 10/02/23	364
2,250,000	Itau Unibanco Holding SA 144A, 2.90%, 1/24/23 (b)	2,251
1,700,000	Itau Unibanco Holding SA 144A, 3.25%, 1/24/25 (b)	1,727
2,100,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.850%), 2.08%, 4/22/26 (a)	2,207
800,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 1.000%), 4.02%, 12/05/24 (a)	885
800,000	Kinder Morgan Inc., 3.25%, 8/01/50	791
1,200,000	Kraft Heinz Foods Co. 144A, 3.88%, 5/15/27 (b)	1,294
445,000	Level 3 Financing Inc., 5.13%, 5/01/23	448
1,300,000	Lowe’s Cos. Inc., 4.00%, 4/15/25	1,494
1,250,000	Macquarie Bank Ltd. 144A, 2.10%, 10/17/22 (b)	1,293
1,715,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.023%), 3.19%, 11/28/23 (a)(b)	1,797
1,450,000	Mastercard Inc., 3.30%, 3/26/27	1,674
450,000	Meritage Homes Corp., 7.00%, 4/01/22	487
900,000	Microchip Technology Inc. 144A, 2.67%, 9/01/23 (b)	932
2,000,000	Mitsubishi UFJ Financial Group Inc., 2.19%, 2/25/25	2,107
1,200,000	Mitsubishi UFJ Financial Group Inc., 2.62%, 7/18/22	1,247
410,000	Mitsubishi UFJ Financial Group Inc., 3.00%, 2/22/22	426
700,000	Morgan Stanley, (3 mo. EURIBOR + 0.753%), 0.64%, 7/26/24 EUR (a)(c)	834
1,500,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.990%), 2.19%, 4/28/26 (a)	1,581
1,030,000	Morgan Stanley, (3 mo. LIBOR USD + 0.847%), 3.74%, 4/24/24 (a)	1,114
440,000	MPT Operating Partnership LP/MPT Finance Corp., 5.50%, 5/01/24	449
800,000	National Bank of Canada 144A, 2.15%, 10/07/22 (b)	827
520,000	National Fuel Gas Co., 4.90%, 12/01/21	537
1,180,000	Nissan Motor Acceptance Corp. 144A, 3.15%, 3/15/21 (b)	1,184

5	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
210,000	ONEOK Inc., 4.25%, 2/01/22	$218
1,455,000	ONEOK Partners LP, 5.00%, 9/15/23	1,578
1,200,000	Otis Worldwide Corp. 144A, 2.06%, 4/05/25 (b)	1,272
900,000	Park Aerospace Holdings Ltd. 144A, 5.25%, 8/15/22 (b)	868
1,850,000	PayPal Holdings Inc., 1.65%, 6/01/25	1,933
1,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.45%, 7/01/24 (b)	1,091
575,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.65%, 7/29/21 (b)	590
443,000	Petrobras Global Finance BV, 5.30%, 1/27/25	480
1,300,000	Petrobras Global Finance BV, 8.38%, 5/23/21	1,370
900,000	Petroleos Mexicanos, 3.50%, 1/30/23	872
750,000	Petroleos Mexicanos, 3.75%, 2/21/24 EUR (c)(d)	829
1,550,000	Petroleos Mexicanos 144A, 6.49%, 1/23/27 (b)	1,482
1,800,000	Plains All American Pipeline LP/PAA Finance Corp., 5.00%, 2/01/21	1,813
1,200,000	Post Holdings Inc. 144A, 5.00%, 8/15/26 (b)	1,260
1,000,000	Prosus NV 144A, 1.54%, 8/03/28 EUR (b)(c)	1,188
1,300,000	PTC Inc. 144A, 3.63%, 2/15/25 (b)	1,351
1,150,000	Reliance Standard Life Global Funding II 144A, 2.63%, 7/22/22 (b)	1,186
1,240,000	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC 144A, 5.13%, 7/15/23 (b)	1,261
1,850,000	Ryder System Inc., 2.50%, 9/01/24	1,950
1,700,000	Sabine Pass Liquefaction LLC, 5.63%, 3/01/25	1,974
460,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	524
455,000	SBA Communications Corp., 4.00%, 10/01/22	462
1,250,000	SBA Tower Trust 144A, 1.88%, 1/15/26 (b)	1,269
2,800,000	SBA Tower Trust 144A, 2.84%, 1/15/25 (b)	2,931
220,000	Service Corp. International, 5.38%, 5/15/24	225
1,100,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	1,173
500,000	Sirius XM Radio Inc. 144A, 3.88%, 8/01/22 (b)	510
2,500,000	Sky Ltd. 144A, 3.75%, 9/16/24 (b)	2,815
200,000	SMBC Aviation Capital Finance DAC 144A, 4.13%, 7/15/23 (b)	210
656,250	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	665
850,000	Standard Industries Inc. 144A, 2.25%, 11/21/26 EUR (b)(c)	974
1,300,000	State Street Corp. 144A, (U.S. Secured Overnight Financing Rate + 2.690%), 2.83%, 3/30/23 (a)(b)	1,350
1,520,000	Sumitomo Mitsui Financial Group Inc., 2.45%, 9/27/24	1,612
2,100,000	Suncor Energy Inc., 2.80%, 5/15/23	2,210
1,000,000	Sysco Corp., 5.65%, 4/01/25	1,186
300,000	Takeda Pharmaceutical Co. Ltd. 144A, 1.13%, 11/21/22 EUR (b)(c)	361
650,000	Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21	678
1,470,000	Tenet Healthcare Corp., 4.63%, 7/15/24	1,497
750,000	TerraForm Power Operating LLC 144A, 4.25%, 1/31/23 (b)	788
800,000	Teva Pharmaceutical Finance Netherlands II BV, 3.25%, 4/15/22 EUR (c)	949

Principal or Shares	Security Description	Value (000)
1,315,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	$1,308
1,000,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	972
1,400,000	Thermo Fisher Scientific Inc., 4.13%, 3/25/25	1,615
1,400,000	T-Mobile USA Inc. 144A, 3.50%, 4/15/25 (b)	1,545
1,600,000	UBS Group AG 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.830%), 1.01%, 7/30/24 (a)(b)	1,609
1,500,000	UBS Group AG 144A, 3.49%, 5/23/23 (b)	1,573
90,000	Universal Health Services Inc. 144A, 4.75%, 8/01/22 (b)	90
2,050,000	Ventas Realty LP, 3.50%, 4/15/24	2,166
500,000	VEREIT Operating Partnership LP, 3.40%, 1/15/28	520
2,000,000	VeriSign Inc., 5.25%, 4/01/25	2,285
255,000	Verizon Communications Inc., 5.15%, 9/15/23	291
250,000	Vodafone Group PLC, 3.75%, 1/16/24	275
1,250,000	Volkswagen Group of America Finance LLC 144A, 4.00%, 11/12/21 (b)	1,303
900,000	Volkswagen Group of America Finance LLC 144A, 4.25%, 11/13/23 (b)	995
1,800,000	Walt Disney Co., 1.75%, 1/13/26	1,884
2,100,000	Wells Fargo & Co., (3 mo. LIBOR USD + 0.750%), 2.16%, 2/11/26 (a)	2,191
1,500,000	Welltower Inc., 4.00%, 6/01/25	1,679
1,500,000	Worldline SA, 0.25%, 9/18/24 EUR (c)(d)	1,761

Total Corporate Bond (Cost - $206,808)		215,594

Foreign Government (7%)
1,068,000	Dominican Republic International Bond 144A, 5.88%, 4/18/24 (b)	1,124
950,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (b)	985
633,333	Dominican Republic International Bond, 7.50%, 5/06/21 (d)	657
1,700,000	Egypt Government International Bond 144A, 6.13%, 1/31/22 (b)	1,748
800,000	Egypt Government International Bond, 6.13%, 1/31/22 (d)	822
2,400,000	Fondo MIVIVIENDA SA, 3.50%, 1/31/23 (d)	2,484
2,600,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (b)	2,668
800,000	Georgia Government International Bond, 6.88%, 4/12/21 (d)	821
1,991,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (b)	2,119
1,910,000	Guatemala Government Bond, 5.75%, 6/06/22 (d)	2,033
1,600,000	Honduras Government International Bond 144A, 7.50%, 3/15/24 (b)	1,755
900,000	Honduras Government International Bond, 7.50%, 3/15/24 (d)	987
1,700,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	1,732
1,500,000	Indonesia Government International Bond, 0.90%, 2/14/27 EUR (c)	1,723
1,550,000	Kazakhstan Government International Bond 144A, 1.55%, 11/09/23 EUR (b)(c)	1,872

6

Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)
2,235,000	Mongolia Government International Bond 144A, 5.63%, 5/01/23 (b)	$2,280
2,120,000	Mongolia Government International Bond 144A, 10.88%, 4/06/21 (b)	2,219
200,000	Mongolia Government International Bond, 10.88%, 4/06/21 (d)	209
1,670,000	Nigeria Government International Bond 144A, 6.38%, 7/12/23 (b)	1,721
1,520,000	Nigeria Government International Bond, 6.75%, 1/28/21 (d)	1,547
1,300,000	Nigeria Government International Bond 144A, 6.75%, 1/28/21 (b)	1,323
1,500,000	Perusahaan Penerbit SBSN Indonesia III 144A, 3.40%, 3/29/21 (b)	1,528
1,800,000	Peruvian Government International Bond, 2.39%, 1/23/26	1,917
1,590,000	Republic of Belarus International Bond 144A, 6.88%, 2/28/23 (b)	1,613
1,800,000	Republic of Belarus Ministry of Finance 144A, 5.88%, 2/24/26 (b)	1,752
1,800,000	Republic of Belarus Ministry of Finance 144A, 6.38%, 2/24/31 (b)	1,742
1,926,000	Senegal Government International Bond 144A, 6.25%, 7/30/24 (b)	2,018
990,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	1,023
250,000	Senegal Government International Bond, 8.75%, 5/13/21 (d)	258
1,800,000	Serbia International Bond 144A, 3.13%, 5/15/27 EUR (b)(c)	2,261
600,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22 (b)	513
3,500,000	Sri Lanka Government International Bond 144A, 6.25%, 10/04/20 (b)	3,430
600,000	Sri Lanka Government International Bond 144A, 6.25%, 7/27/21 (b)	554
1,600,000	Ukraine Government International Bond 144A, 7.75%, 9/01/22 (b)	1,670
1,400,000	Ukraine Government International Bond, 7.75%, 9/01/23 (d)	1,457

Total Foreign Government (Cost - $54,291)		54,565

Mortgage Backed (26%)
494,423	Alternative Loan Trust 2005-56, (1 mo. LIBOR USD + 0.730%), 0.90%, 11/25/35 (a)	481
1,477,332	Alternative Loan Trust 2006-25CB, 6.00%, 10/25/36	1,175
245,529	Alternative Loan Trust 2006-2CB, 6.00%, 3/25/36	177
192,951	Alternative Loan Trust 2006-45T1, 6.00%, 2/25/37	141
355,724	Alternative Loan Trust 2006-HY11, (1 mo. LIBOR USD + 0.120%), 0.29%, 6/25/36 (a)	333
682,416	Alternative Loan Trust 2007-12T1, 6.00%, 6/25/37	500
779,563	Alternative Loan Trust 2007-15CB, 5.75%, 7/25/37	656

Principal or Shares	Security Description	Value (000)
485,572	Alternative Loan Trust 2007-6, 5.75%, 4/25/47	$399
159,207	American Home Mortgage Investment Trust 2006-3, (6 mo. LIBOR USD + 1.750%), 2.12%, 12/25/36 (a)	142
449,283	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR USD + 1.200%), 1.38%, 11/14/35 (a)(b)	431
249,602	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR USD + 1.400%), 1.58%, 11/14/35 (a)(b)	236
1,900,000	BAMLL Commercial Mortgage Securities Trust 2015-200P 144A, 3.60%, 4/14/33 (b)(e)	1,974
104,176	Banc of America Funding 2005-H Trust, 3.87%, 11/20/35 (e)	91
2,307,000	BBCMS 2018-TALL Mortgage Trust 144A, (1 mo. LIBOR USD + 0.722%), 0.90%, 3/15/37 (a)(b)	2,244
1,808,000	BBCMS 2018-TALL Mortgage Trust 144A, (1 mo. LIBOR USD + 0.971%), 1.15%, 3/15/37 (a)(b)	1,724
297,302	BDS 2018-FL2 144A, (1 mo. LIBOR USD + 0.950%), 1.13%, 8/15/35 (a)(b)	293
200,000	BDS 2018-FL2 144A, (1 mo. LIBOR USD + 1.400%), 1.58%, 8/15/35 (a)(b)	195
140,392	Bear Stearns ALT-A Trust 2006-6, 3.55%, 11/25/36 (e)	107
91,719	Bear Stearns ARM Trust 2007-3, 3.84%, 5/25/47 (e)	87
420,000	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 1.300%), 1.47%, 11/15/35 (a)(b)	418
350,000	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 1.800%), 1.97%, 11/15/35 (a)(b)	347
1,995,000	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 2.050%), 2.22%, 11/15/35 (a)(b)	1,971
1,139,157	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 1.800%), 1.97%, 10/15/36 (a)(b)	1,123
2,658,034	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 2.000%), 2.17%, 10/15/36 (a)(b)	2,608
3,322,542	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 2.300%), 2.47%, 10/15/36 (a)(b)	3,253
899,177	BX Commercial Mortgage Trust 2020-BXLP 144A, (1 mo. LIBOR USD + 1.600%), 1.77%, 12/15/36 (a)(b)	882
1,198,903	BX Commercial Mortgage Trust 2020-BXLP 144A, (1 mo. LIBOR USD + 2.000%), 2.17%, 12/15/36 (a)(b)	1,172
883,984	BXMT 2017-FL1 Ltd. 144A, (1 mo. LIBOR USD + 0.870%), 1.05%, 6/15/35 (a)(b)	879
550,000	BXMT 2017-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.950%), 2.13%, 6/15/35 (a)(b)	542

7	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
15,576,706	Cantor Commercial Real Estate Lending 2019-CF1, 1.14%, 5/15/52 (e)	$1,178
1,096,252	CGDBB Commercial Mortgage Trust 2017-BIOC 144A, (1 mo. LIBOR USD + 2.150%), 2.32%, 7/15/32 (a)(b)	1,071
2,588,829	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 1.500%), 1.67%, 6/15/34 (a)(b)	2,437
1,593,125	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.350%), 2.52%, 6/15/34 (a)(b)	1,361
1,045,489	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.608%), 2.78%, 6/15/34 (a)(b)	825
137,658	CHL Mortgage Pass-Through Trust 2004-29, 2.70%, 2/25/35 (e)	117
103,017	CHL Mortgage Pass-Through Trust 2006-HYB1, 3.31%, 3/20/36 (e)	98
156,039	CHL Mortgage Pass-Through Trust 2007-HYB2, 3.43%, 2/25/47 (e)	140
1,400,000	COMM 2015-3BP Mortgage Trust 144A, 3.24%, 2/10/35 (b)(e)	1,327
6,247,685	Connecticut Avenue Securities Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 2.150%), 2.32%, 11/25/39 (a)(b)	5,659
600,000	Connecticut Avenue Securities Trust 2019-R01 144A, (1 mo. LIBOR USD + 4.350%), 4.52%, 7/25/31 (a)(b)	563
1,300,000	Connecticut Avenue Securities Trust 2019-R02 144A, (1 mo. LIBOR USD + 4.150%), 4.32%, 8/25/31 (a)(b)	1,237
860,394	Connecticut Avenue Securities Trust 2019-R03 144A, (1 mo. LIBOR USD + 2.150%), 2.32%, 9/25/31 (a)(b)	849
1,050,000	Connecticut Avenue Securities Trust 2019-R03 144A, (1 mo. LIBOR USD + 4.100%), 4.27%, 9/25/31 (a)(b)	990
1,673,017	Connecticut Avenue Securities Trust 2019-R06 144A, (1 mo. LIBOR USD + 2.100%), 2.27%, 9/25/39 (a)(b)	1,664
1,000,000	Connecticut Avenue Securities Trust 2019-R07 144A, (1 mo. LIBOR USD + 3.400%), 3.57%, 10/25/39 (a)(b)	821
1,800,000	Connecticut Avenue Securities Trust 2020-R01 144A, (1 mo. LIBOR USD + 2.050%), 2.22%, 1/25/40 (a)(b)	1,731
3,550,000	Connecticut Avenue Securities Trust 2020-R01 144A, (1 mo. LIBOR USD + 3.250%), 3.42%, 1/25/40 (a)(b)	2,505
750,000	Connecticut Avenue Securities Trust 2020-R02 144A, (1 mo. LIBOR USD + 2.000%), 2.17%, 1/25/40 (a)(b)	719
1,900,000	Connecticut Avenue Securities Trust 2020-R02 144A, (1 mo. LIBOR USD + 3.000%), 3.17%, 1/25/40 (a)(b)	1,374

Principal or Shares	Security Description	Value (000)
2,350,000	Credit Suisse Mortgage Capital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD + 0.980%), 1.15%, 5/15/36 (a)(b)	$2,349
2,800,000	Credit Suisse Mortgage Capital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD + 2.150%), 2.32%, 5/15/36 (a)(b)	2,741
2,250,000	Credit Suisse Mortgage Capital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD + 2.650%), 2.82%, 5/15/36 (a)(b)	2,184
1,100,000	CSMC Trust 2017-MOON 144A, 3.20%, 7/10/34 (b)(e)	1,031
321,924	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1, 5.60%, 2/25/36 (e)	320
170,456	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36 (e)	163
85,328	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36	82
1,100,000	Exantas Capital Corp. 2019-RSO7 Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 1.68%, 4/15/36 (a)(b)	1,059
2,807,352	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.000%), 2.17%, 3/25/31 (a)	2,724
1,911,409	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.100%), 2.27%, 3/25/31 (a)	1,849
3,437,130	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.150%), 2.32%, 10/25/30 (a)	3,373
2,419,343	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%), 2.37%, 8/25/30 (a)	2,338
2,046,552	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.250%), 2.42%, 7/25/30 (a)	1,991
1,460,973	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.350%), 2.52%, 1/25/31 (a)	1,424
1,439,568	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.550%), 2.72%, 12/25/30 (a)	1,397
2,300,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 3.000%), 3.17%, 10/25/29 (a)	2,301
1,400,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.100%), 4.27%, 3/25/31 (a)	1,312
271,384	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%), 4.42%, 1/25/29 (a)	276
249,005	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 6.000%), 6.17%, 9/25/28 (a)	258
143,106	First Horizon Alternative Mortgage Securities Trust 2006-AA5, 3.46%, 9/25/36 (e)	130
133,976	First Horizon Alternative Mortgage Securities Trust 2006-FA2, 6.00%, 5/25/36	95
2,907,828	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 1.850%), 2.02%, 9/25/49 (a)(b)	2,807
1,900,000	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 3.000%), 3.17%, 9/25/49 (a)(b)	1,728
800,000	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 7.500%), 7.67%, 9/25/49 (a)(b)	629

8

Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

650,000	Freddie Mac STACR REMIC Trust 2020-DNA1 144A, (1 mo. LIBOR USD + 5.250%), 5.42%, 1/25/50 (a)(b)	$368
772,722	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 0.750%), 0.92%, 2/25/50 (a)(b)	771
900,000	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 1.850%), 2.02%, 2/25/50 (a)(b)	863
1,700,000	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 2.500%), 2.67%, 2/25/50 (a)(b)	1,427
700,000	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 4.800%), 4.97%, 2/25/50 (a)(b)	374
2,200,000	Freddie Mac STACR REMIC Trust 2020-DNA3 144A, (1 mo. LIBOR USD + 1.500%), 1.67%, 6/25/50 (a)(b)	2,213
1,650,000	Freddie Mac STACR REMIC Trust 2020-HQA1 144A, (1 mo. LIBOR USD + 1.900%), 2.07%, 1/25/50 (a)(b)	1,576
700,000	Freddie Mac STACR REMIC Trust 2020-HQA1 144A, (1 mo. LIBOR USD + 5.100%), 5.27%, 1/25/50 (a)(b)	391
1,210,299	Freddie Mac STACR REMIC Trust 2020-HQA2 144A, (1 mo. LIBOR USD + 1.100%), 1.27%, 3/25/50 (a)(b)	1,213
1,000,000	Freddie Mac STACR REMIC Trust 2020-HQA2 144A, (1 mo. LIBOR USD + 4.100%), 4.27%, 3/25/50 (a)(b)	818
1,300,000	Freddie Mac STACR REMIC Trust 2020-HQA2 144A, (1 mo. LIBOR USD + 7.600%), 7.77%, 3/25/50 (a)(b)	797
3,800,000	Freddie Mac STACR REMIC Trust 2020-HQA3 144A, (1 mo. LIBOR USD + 1.550%), 1.73%, 7/25/50 (a)(b)	3,808
374,539	Freddie Mac STACR Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 0.750%), 0.92%, 10/25/48 (a)(b)	373
4,150,000	Freddie Mac STACR Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 2.300%), 2.47%, 10/25/48 (a)(b)	3,991
2,482,743	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 2.650%), 2.82%, 1/25/49 (a)(b)	2,436
1,644,201	Freddie Mac STACR Trust 2019-DNA2 144A, (1 mo. LIBOR USD + 2.450%), 2.62%, 3/25/49 (a)(b)	1,611
550,000	Freddie Mac STACR Trust 2019-DNA2 144A, (1 mo. LIBOR USD + 4.350%), 4.52%, 3/25/49 (a)(b)	533
1,222,373	Freddie Mac STACR Trust 2019-FTR2 144A, (1 mo. LIBOR USD + 0.950%), 1.12%, 11/25/48 (a)(b)	1,198

Principal or Shares	Security Description	Value (000)

550,000	Freddie Mac STACR Trust 2019-FTR3 144A, (1 mo. LIBOR USD + 4.800%), 4.98%, 9/25/47 (a)(b)	$363
600,000	Freddie Mac STACR Trust 2019-FTR4 144A, (1 mo. LIBOR USD + 5.000%), 5.17%, 11/25/47 (a)(b)	397
3,057,838	Freddie Mac STACR Trust 2019-HQA1 144A, (1 mo. LIBOR USD + 2.350%), 2.52%, 2/25/49 (a)(b)	2,970
1,294,988	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 2.050%), 2.22%, 4/25/49 (a)(b)	1,252
1,550,000	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 4.100%), 4.27%, 4/25/49 (a)(b)	1,516
281,542	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 0.750%), 0.92%, 3/25/30 (a)	281
2,725,885	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.800%), 1.97%, 7/25/30 (a)	2,611
2,978,123	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.300%), 2.47%, 9/25/30 (a)	2,861
1,246,276	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.450%), 2.62%, 12/25/42 (a)	1,210
332,442	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, 4.14%, 8/25/48 (b)(e)	328
1,950,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 4.77%, 12/25/42 (a)	1,809
1,250,181	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 11.42%, 10/25/29 (a)	1,170
238,114	GreenPoint MTA Trust 2005-AR1, (1 mo. LIBOR USD + 0.440%), 0.61%, 6/25/45 (a)	206
1,557,000	GS Mortgage Securities Corp. Trust 2017-500K 144A, (1 mo. LIBOR USD + 1.500%), 1.75%, 7/15/32 (a)(b)	1,525
750,000	GS Mortgage Securities Corp. Trust 2017-500K 144A, (1 mo. LIBOR USD + 1.800%), 2.15%, 7/15/32 (a)(b)	733
1,150,000	GS Mortgage Securities Corp. Trust 2017-500K 144A, (1 mo. LIBOR USD + 2.500%), 2.85%, 7/15/32 (a)(b)	1,099
2,500,000	GS Mortgage Securities Corp. Trust 2019-SOHO 144A, (1 mo. LIBOR USD + 1.875%), 2.05%, 6/15/36 (a)(b)	2,343
146,579	GSMPS Mortgage Loan Trust 2005-RP2 144A, (1 mo. LIBOR USD + 0.350%), 0.52%, 3/25/35 (a)(b)	132
211,151	GSMPS Mortgage Loan Trust 2005-RP3 144A, (1 mo. LIBOR USD + 0.350%), 0.52%, 9/25/35 (a)(b)	176
57,727	HomeBanc Mortgage Trust 2004-1, (1 mo. LIBOR USD + 0.860%), 1.03%, 8/25/29 (a)	55

9	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
312,850	IndyMac INDX Mortgage Loan Trust 2006-AR29, (1 mo. LIBOR USD + 0.250%), 0.42%, 11/25/36 (a)	$292
1,580,982	IndyMac INDX Mortgage Loan Trust 2006-AR35, (1 mo. LIBOR USD + 0.180%), 0.35%, 1/25/37 (a)	1,444
2,200,000	InTown Hotel Portfolio Trust 2018-STAY 144A, (1 mo. LIBOR USD + 0.700%), 0.87%, 1/15/33 (a)(b)	2,149
300,000	InTown Hotel Portfolio Trust 2018-STAY 144A, (1 mo. LIBOR USD + 3.100%), 3.27%, 1/15/33 (a)(b)	289
6,985,337	JP Morgan Alternative Loan Trust, 6.00%, 12/25/35	4,377
3,350,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-BCON 144A, 3.76%, 1/05/31 (b)(e)	3,227
1,350,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-BCON 144A, 3.76%, 1/05/31 (b)(e)	1,235
1,626,434	JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ 144A, (1 mo. LIBOR USD + 1.000%), 1.17%, 6/15/32 (a)(b)	1,543
251,962	JP Morgan Chase Commercial Mortgage Securities Trust 2018-PHH 144A, (1 mo. LIBOR USD + 0.910%), 2.41%, 6/15/35 (a)(b)	237
260,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-PHH 144A, (1 mo. LIBOR USD + 1.160%), 2.66%, 6/15/35 (a)(b)	236
100,764	JP Morgan Mortgage Trust 2006-A3, 3.62%, 5/25/36 (e)	89
86,754	JP Morgan Mortgage Trust 2006-A3, 3.62%, 5/25/36 (e)	78
33,871	JP Morgan Mortgage Trust 2014-IVR3 144A, 3.00%, 9/25/44 (b)(e)	35
698,656	JP Morgan Mortgage Trust 2017-5 144A, 3.13%, 10/26/48 (b)(e)	710
5,623,420	LCCM 2017-LC26 144A, 1.42%, 7/12/50 (b)(e)	387
2,500,000	MBRT 2019-MBR 144A, (1 mo. LIBOR USD + 0.850%), 1.02%, 11/15/36 (a)(b)	2,411
221,411	Merrill Lynch Mortgage Backed Securities Trust Series 2007-2, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.400%), 2.56%, 8/25/36 (a)	208
3,600,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD + 2.050%), 2.22%, 7/15/35 (a)(b)	3,619
2,000,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD + 2.850%), 3.02%, 7/15/35 (a)(b)	2,013
2,374,910	Morgan Stanley Capital I Trust 2018-H3, 0.83%, 7/15/51 (e)	117
1,444,406	Motel 6 Trust 2017-MTL6 144A, (1 mo. LIBOR USD + 1.190%), 1.36%, 8/15/34 (a)(b)	1,393
852,227	Multifamily Connecticut Avenue Securities Trust 2019-01 144A, (1 mo. LIBOR USD + 1.700%), 1.87%, 10/15/49 (a)(b)	806

Principal or Shares	Security Description	Value (000)
2,300,000	Multifamily Connecticut Avenue Securities Trust 2019-01 144A, (1 mo. LIBOR USD + 3.250%), 3.42%, 10/15/49 (a)(b)	$2,147
4,301,257	NACC Reperforming Loan REMIC Trust 2004-R1 144A, 6.50%, 3/25/34 (b)	4,258
988,227	NACC Reperforming Loan REMIC Trust 2004-R1 144A, 7.50%, 3/25/34 (b)	1,012
460,710	New Residential Mortgage Loan Trust 2014-3 144A, 5.58%, 11/25/54 (b)(e)	495
308,316	New Residential Mortgage Loan Trust 2017-5 144A, (1 mo. LIBOR USD + 1.500%), 1.67%, 6/25/57 (a)(b)	308
1,000,000	PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD + 1.420%), 1.60%, 4/14/36 (a)(b)	966
437,670	RALI Series 2005-QA4 Trust, 3.98%, 4/25/35 (e)	376
174,011	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	169
2,909,083	RALI Series 2007-QS10 Trust, 6.50%, 9/25/37	2,875
505,179	RALI Series 2007-QS2 Trust, 6.25%, 1/25/37	475
2,175,725	Residential Asset Securitization Trust 2006-A4IP, 6.63%, 5/25/36 (e)	1,323
438,835	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%), 1.06%, 8/20/56 GBP (a)(b)(c)	574
1,768,013	Sequoia Mortgage Trust 2007-1, 3.51%, 2/20/47 (e)	1,560
2,362	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR USD + 0.750%), 0.92%, 9/25/48 (a)(b)	2
350,000	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR USD + 2.100%), 2.27%, 9/25/48 (a)(b)	338
3,538,529	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%), 1.82%, 4/25/43 (a)(b)	3,508
2,500,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%), 3.92%, 4/25/43 (a)(b)	2,298
928,311	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%), 11.92%, 4/25/43 (a)(b)	871
1,837,926	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 1.250%), 1.42%, 2/25/47 (a)(b)	1,799
3,300,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%), 2.57%, 2/25/47 (a)(b)	3,147
1,900,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 10.67%, 2/25/47 (a)(b)	1,783
823,745	Structured Asset Mortgage Investments II Trust 2006-AR7, (1 mo. LIBOR USD + 0.210%), 0.38%, 8/25/36 (a)	779
2,753,238	Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-RF4 144A, 6.00%, 10/25/36 (b)	2,117
212,435	VMC Finance 2018-FL2 LLC 144A, (1 mo. LIBOR USD + 0.920%), 1.10%, 10/15/35 (a)(b)	203
453,386	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust, (1 mo. LIBOR USD + 0.610%), 0.78%, 8/25/45 (a)	373
353,728	WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust, (1 mo. LIBOR USD + 0.280%), 0.45%, 11/25/45 (a)	337

10

Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)
87,715	WaMu Mortgage Pass-Through Certificates Series 2005-AR17 Trust, (1 mo. LIBOR USD + 0.290%), 0.46%, 12/25/45 (a)	$81
103,144	WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust, 3.70%, 9/25/36 (e)	96
128,035	WaMu Mortgage Pass-Through Certificates Series 2006-AR19 Trust, (Cost of Funds for the 11th District of San Francisco + 1.250%), 2.01%, 1/25/47 (a)	120
108,828	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust, 3.61%, 8/25/46 (e)	102
481,099	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 3.49%, 2/25/37 (e)	459
60,080	WaMu Mortgage Pass-Through Certificates Series 2007-HY6 Trust, 3.11%, 6/25/37 (e)	56
557,244	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 Trust, 3.18%, 7/25/37 (e)	502
1,032,208	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 Trust, (1 mo. LIBOR USD + 1.400%), 1.57%, 7/25/35 (a)	909
204,210	Wells Fargo Alternative Loan 2007-PA2 Trust, 6.00%, 6/25/37	206
1,200,000	Wells Fargo Commercial Mortgage Trust 2017-SMP 144A, (1 mo. LIBOR USD + 0.750%), 0.92%, 12/15/34 (a)(b)	1,143
450,000	Wells Fargo Commercial Mortgage Trust 2017-SMP 144A, (1 mo. LIBOR USD + 1.650%), 1.82%, 12/15/34 (a)(b)	369
6,842,684	Wells Fargo Commercial Mortgage Trust 2018-C46, 0.94%, 8/15/51 (e)	347

Total Mortgage Backed (Cost - $210,101)		198,984

Principal or Shares	Security Description	Value (000)
U.S. Treasury (6%)
20,000,000	U.S. Cash Management Bill, 0.11%, 10/20/20 (g)	$19,996
20,000,000	U.S. Treasury Bill, 0.09%, 10/29/20 (g)	19,996
600,000	U.S. Treasury Note, 2.75%, 11/30/20 (h)	605

Total U.S. Treasury (Cost - $40,590)		40,597

Investment Company (5%)
36,299,849	Payden Cash Reserves Money Market Fund *
	(Cost - $36,300)	36,300

Total Investments (Cost - $796,693) (104%)		792,841
Liabilities in excess of Other Assets (-4%)		(27,939)

Net Assets (100%)		$764,902

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2020.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2020. The stated maturity is subject to prepayments.
(g)	Yield to maturity at time of purchase.
(h)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Depreciation (000s)
Liabilities:
USD 55,732	EUR 48,826	Citibank, N.A.	09/23/2020	$(1,850)
USD 1,119	GBP 888	HSBC Bank USA, N.A.	09/23/2020	(44)

Net Unrealized Appreciation (Depreciation)				$(1,894)

11	Payden Mutual Funds

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
AUD 3-Year Bond Future	832	Sep-20	$69,563	$(41)	$(41)
U.S. Treasury 2-Year Note Future	195	Sep-20	43,092	42	42
U.S. Treasury 5-Year Note Future	96	Sep-20	12,108	72	72

					73

Short Contracts:
Euro-Bobl Future	137	Sep-20	(21,825)	(128)	(128)
U.S. Long Bond Future	9	Sep-20	(1,641)	(16)	(16)

					(144)

Total Futures					$(71)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
3-Year Interest Rate Swap, Receive Fixed 1.5535% Semi-Annually, Pay Variable 0.575% (CDOR03 Index) Semi-Annually	08/30/2022	CAD 10,817	$ 516	$—	$ 516
3-Year Interest Rate Swap, Receive Fixed 1.558% Semi-Annually, Pay Variable 0.575% (CDOR03 Index) Semi-Annually	08/30/2022	CAD 10,817	345	—	345
3-Year Interest Rate Swap, Receive Fixed 1.575% Semi-Annually, Pay Variable 0.575% (CDOR03 Index) Semi-Annually	08/30/2022	CAD 9,499	492	—	492
3-Year Interest Rate Swap, Receive Fixed 1.8905% Semi-Annually, Pay Variable 0.5675% (CDOR03 Index) Semi-Annually	12/02/2022	CAD 7,838	541	—	541

			$1,894	$—	$1,894

12